Note Allowance for loan losses (Disclosures related to loans individually evaluated for impairment) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 109,091	$ 111,377
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	112,897	129,350
Impaired Financing Receivable, with Related Allowance, Recorded Investment	834,526	826,707
Recorded Investment	947,423	956,057
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	188,347	182,772
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	920,046	908,563
Unpaid Principal Balance	1,108,393	1,091,335
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	105,660	108,523
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	109,444	126,476
Impaired Financing Receivable, with Related Allowance, Recorded Investment	823,680	817,866
Recorded Investment	933,124	944,342
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	183,946	179,009
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	907,523	898,124
Unpaid Principal Balance	1,091,469	1,077,133
UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	3,431	2,854
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	3,453	2,874
Impaired Financing Receivable, with Related Allowance, Recorded Investment	10,846	8,841
Recorded Investment	14,299	11,715
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,401	3,763
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	12,523	10,439
Unpaid Principal Balance	16,924	14,202
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	32	34
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	206	82
Recorded Investment	206	82
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	206	82
Unpaid Principal Balance	206	82
Commercial multi-family | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	32	34
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	206	82
Recorded Investment	206	82
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	206	82
Unpaid Principal Balance	206	82
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	23,744	24,537
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	11,454	15,935
Impaired Financing Receivable, with Related Allowance, Recorded Investment	101,485	104,119
Recorded Investment	112,939	120,054
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	27,522	29,631
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	102,262	105,047
Unpaid Principal Balance	129,784	134,678
CRE non-owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	23,744	24,537
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	11,454	15,935
Impaired Financing Receivable, with Related Allowance, Recorded Investment	101,485	104,119
Recorded Investment	112,939	120,054
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	27,522	29,631
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	102,262	105,047
Unpaid Principal Balance	129,784	134,678
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	10,221	13,007
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	24,634	31,962
Impaired Financing Receivable, with Related Allowance, Recorded Investment	127,634	131,634
Recorded Investment	152,268	163,596
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	57,219	50,094
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	153,495	169,013
Unpaid Principal Balance	210,714	219,107
CRE owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	10,221	13,007
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	24,634	31,962
Impaired Financing Receivable, with Related Allowance, Recorded Investment	127,634	131,634
Recorded Investment	152,268	163,596
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	57,219	50,094
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	153,495	169,013
Unpaid Principal Balance	210,714	219,107
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	2,985	4,797
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	14,549	7,828
Impaired Financing Receivable, with Related Allowance, Recorded Investment	43,493	46,862
Recorded Investment	58,042	54,690
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,977	11,478
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	46,918	49,301
Unpaid Principal Balance	70,895	60,779
Commercial and industrial | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	2,985	4,797
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	14,549	7,828
Impaired Financing Receivable, with Related Allowance, Recorded Investment	43,493	46,862
Recorded Investment	58,042	54,690
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,977	11,478
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	46,918	49,301
Unpaid Principal Balance	70,895	60,779
Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	48,832	44,610
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	61,275	73,246
Impaired Financing Receivable, with Related Allowance, Recorded Investment	457,000	433,118
Recorded Investment	518,275	506,364
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	78,625	91,175
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	512,445	474,220
Unpaid Principal Balance	591,070	565,395
Mortgages | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	46,354	42,428
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	58,807	70,751
Impaired Financing Receivable, with Related Allowance, Recorded Investment	450,226	426,737
Recorded Investment	509,033	497,488
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	75,228	87,806
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	504,006	466,249
Unpaid Principal Balance	579,234	554,055
Mortgages | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	2,478	2,182
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,468	2,495
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,774	6,381
Recorded Investment	9,242	8,876
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,397	3,369
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	8,439	7,971
Unpaid Principal Balance	11,836	11,340
Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	475	535
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,456	1,817
Recorded Investment	1,456	1,817
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,456	1,817
Unpaid Principal Balance	1,456	1,817
Leasing | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	475	535
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,456	1,817
Recorded Investment	1,456	1,817
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,456	1,817
Unpaid Principal Balance	1,456	1,817
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5,569	5,588
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	33,676	37,464
Recorded Investment	33,676	37,464
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	33,676	37,464
Unpaid Principal Balance	33,676	37,464
Consumer | Credit cards | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5,569	5,588
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	33,676	37,464
Recorded Investment	33,676	37,464
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	33,676	37,464
Unpaid Principal Balance	33,676	37,464
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	722	667
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	761	300
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,530	2,421
Recorded Investment	4,291	2,721
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	780	315
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,542	2,429
Unpaid Principal Balance	4,322	2,744
Consumer | Home equity lines of credit | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	722	667
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	761	300
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,530	2,421
Recorded Investment	4,291	2,721
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	780	315
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,542	2,429
Unpaid Principal Balance	4,322	2,744
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	15,921	16,960
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	224	79
Impaired Financing Receivable, with Related Allowance, Recorded Investment	63,030	66,082
Recorded Investment	63,254	66,161
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	224	79
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	63,030	66,082
Unpaid Principal Balance	63,254	66,161
Consumer | Personal | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	15,690	16,955
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	62,488	66,043
Recorded Investment	62,488	66,043
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	62,488	66,043
Unpaid Principal Balance	62,488	66,043
Consumer | Personal | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	231	5
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	224	79
Impaired Financing Receivable, with Related Allowance, Recorded Investment	542	39
Recorded Investment	766	118
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	224	79
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	542	39
Unpaid Principal Balance	766	118
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	425	474
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,007	2,117
Recorded Investment	2,007	2,117
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,007	2,117
Unpaid Principal Balance	2,007	2,117
Consumer | Auto | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	425	474
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,007	2,117
Recorded Investment	2,007	2,117
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,007	2,117
Unpaid Principal Balance	2,007	2,117
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	165	168
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,009	991
Recorded Investment	1,009	991
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,009	991
Unpaid Principal Balance	1,009	991
Consumer | Other | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	165	168
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,009	991
Recorded Investment	1,009	991
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,009	991
Unpaid Principal Balance	$ 1,009	$ 991